Taxes (Details) - Schedule of Components of Income Tax Provision - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current tax provision
Current tax provision	$ 242,204	$ 581,282
Deferred tax provision (benefit)
Deferred tax provision (benefit)	23,465	5,994
Income tax provision	265,670	587,276
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision	84,828	183,197
Deferred tax provision (benefit)
Deferred tax provision (benefit)	(305)
China [Member]
Current tax provision
Current tax provision	157,376	398,085
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ 23,771	$ 5,994